FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of finance income (cost) [Table Text Block]
	Year ended
	December 31	December 31
	2017	2016

Accretion on provision for reclamation and rehabilitation	$86	$84
Interest paid on finance leases	-	65
Credit facility finance costs	629	1,023
	$715	$1,172